Note 7 - Revenue Recognition (Tables)	9 Months Ended
Mar. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	For the three months ended March 31,		For the nine months ended March 31,
	2019	2018	2019	2018
Noninterest income
In scope of Topic 606:
Service charges on deposit accounts	$298	$286	$935	$895
Debit card interchange income	338	327	1,065	975
Other income	66	46	196	139

Noninterest income (in scope of Topic 606)	702	659	2,196	2,009
Noninterest income (out-of-scope of Topic 606)	158	143	1,103	504

Total noninterest income	$860	$802	$3,299	$2,513